Litigation - Provisions (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Legal proceedings provision [abstract]
Legal provisions	€ 525	€ 643	€ 572	€ 779